Revenue and Accounts Receivable - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue From Contract With Customer And Accounts Receivable [Abstract]
Description of payment terms	Payment is typically received within 30-60 days for invoiced revenue as part of PPA and NMCAs.	Payment is typically received within 30 days for invoiced revenue as part of PPA and NMC agreements